Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

10. INTANGIBLE ASSETS

December 31, 2014 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	573	303	3	273
Other	5	2	—	3

	578	305	3	276

December 31, 2013 (millions of Canadian dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	557	249	3	311
Other	5	3	—	2

	562	252	3	313

Financing charges capitalized on intangible assets under development were $1 million in 2014 (2013 – $3 million). The estimated annual amortization expense for intangible assets is as follows: 2015 – $53 million; 2016 – $53 million; 2017 – $53 million; 2018 – $45 million; and 2019 – $31 million.